Financial assets and liabilities - Summary of Other Non-current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	$ 1,296	$ 2,102
Bank guarantee
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	475	481
Net investment in sublease
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	0	190
Letter of credit
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	569	1,179
Security deposit
Disclosure Of Financial Assets And Liabilities [Line Items]
Other non-current assets	$ 252	$ 252